UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 26th Floor
           New York, NY 10022


Form 13F File Number: 028-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kristi Biondo
Title:  Chief Financial Officer
Phone:  (212) 201-7850

Signature,  Place,  and  Date  of  Signing:

/s/ Kristi Biondo                  New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      176,718
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10829             Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     028-10380             Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     028-13171             Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN INTL GROUP INC    COM NEW          026874784    6,639   171,029 SH       DEFINED    1,2,3      171,029      0    0
ATLAS ENERGY LP            COM UNITS LP     04930A104   42,128   956,596 SH       DEFINED    1,2,3      956,596      0    0
ATLAS PIPELINE PARTNERS LP UNIT L P INT     049392103    3,296    95,319 SH       DEFINED    1,2,3       95,319      0    0
ATLAS RESOURCE PARTNERS LP COM UNT LTD PR   04941A101    7,034   290,795 SH       DEFINED    1,2,3      290,795      0    0
CEDAR FAIR L P             DEPOSITRY UNIT   150185106   39,299   988,158 SH       DEFINED    1,2,3      988,158      0    0
CHRISTOPHER & BANKS CORP   COM              171046105   20,929 3,254,917 SH       DEFINED    1,2,3    3,254,917      0    0
HOMESTREET INC             COM              43785V102   11,751   526,013 SH       DEFINED    1,2,3      526,013      0    0
KINDER MORGAN INC DEL      *W EXP 05/25/201 49456B119    3,610   702,380 SH       DEFINED    1,2,3      702,380      0    0
SCORPIO TANKERS INC        SHS              Y7542C106    9,972 1,117,893 SH       DEFINED    1,2,3    1,117,893      0    0
SIX FLAGS ENTMT CORP NEW   COM              83001A102   14,270   196,878 SH       DEFINED    1,2,3      196,878      0    0
SUSSER HLDGS CORP          COM              869233106    4,191    82,000 SH       DEFINED    1,2,3       82,000      0    0
SUSSER PETE PARTNERS LP    COM U REP LP     869239103   13,598   418,398 SH       DEFINED    1,2,3      418,398      0    0


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